UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2014 to December 31, 2014

Date of Report (Date of earliest event reported): January 30, 2015

Global One Financial, Inc.1

(Exact name of securitizer as specified in its charter)

025-00876	0001549334
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Gary D. Roth, Esq. (212) 210-9400

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

1 Global One Financial, Inc., as securitizer, is filing this Form ABS-15G in respect of all insurance product premium loan asset-backed securities sponsored by it and outstanding during the reporting period, including insurance product premium loan asset-backed securities privately issued by its affiliated securitizers: (i) Global One Funding, LLC, (ii) Global One Funding II, LLC, (iii) Global One Funding IV, LLC, and (iv) Global One Funding VI, LLC.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

GLOBAL ONE FINANCIAL, INC. (Securitizer)

By:	/s/ Daniel Courchesne
Name: Daniel Courchesne Title: President

Date: January 30, 2015